Label	Element	Value
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 95,000,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	2,087,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	0
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	62,857,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	2,087,000
Equity, Attributable to Parent	us-gaap_StockholdersEquity	0
Retained Earnings [Member]
Net Income (Loss)	us-gaap_NetIncomeLoss	(1,044,000)
Equity, Attributable to Parent	us-gaap_StockholdersEquity	0
Common Stock [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 32,143,000
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	10,000
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	32,142,857
Equity, Attributable to Parent	us-gaap_StockholdersEquity	$ 10,000